2. Basis of preparation of the consolidated financial statements (Policies)	12 Months Ended
Dec. 31, 2019
Basis Of Preparation Of Consolidated Financial Statements Policies Abstract
Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The attached financial statements have been prepared in order to be included in a Securities and Exchange Commission (“SEC”) filing.

These consolidated financial statements provide comparative information in respect of the previous years.

In preparing these consolidated financial statements, the Group applied the significant accounting policies, estimates and assumptions described in Notes 2.2 and 2.3, respectively. Moreover, the Group has adopted the changes in accounting policies described in Note 2.4.

The Group’s consolidated financial statements are presented in Argentine pesos, which is the Group’s functional currency, and all values have been rounded to the nearest thousand (ARS 000), except when otherwise indicated.

Basis of consolidation

The consolidated financial statements as of December 31, 2019 and 2018 and for each of the years ended December 31, 2019, 2018 and 2017, include the financial statements of the Group formed by the parent company and its subsidiaries: Central Vuelta de Obligado S.A., Vientos La Genoveva S.A.U., Vientos La Genoveva II S.A.U., Proener S.A.U., CP Renovables S.A. and its subsidiaries.

Control is achieved when the investor is exposed or entitled to variable returns arising from its ownership interest in the investee, and has the ability to affect such returns through its power over the investee. Specifically, the investor controls an investee, if and only if it has:

–	Power over the investee (i.e. the investor has rights that entitle it to direct the relevant activities of the investee).

–	Exposure or right to variable returns arising from its ownership interest in the investee.

–	Ability to exercise its power over the investee to significantly affect its returns.

Consolidation of a subsidiary begins when the parent company obtains control over the subsidiary and ends when the parent company loses control over the subsidiary. The assets, liabilities, income and expenses of a subsidiary acquired or sold during the fiscal year are included in the consolidated financial statements from the date on which the parent company acquired control of the subsidiary to the date on which the parent company ceased to control the subsidiary.

The result for the fiscal year and each component of the other comprehensive income (loss) are assigned to the owners of the parent company and non-controlling interests, even if the results of the non-controlling interests give rise to a debit balance. If necessary, appropriate adjustments are made to the subsidiaries’ financial statements so that their accounting policies are in accordance with the Group’s accounting policies. All assets and liabilities, equity, income, expenses and cash flows within the Group that relate to transactions among the members of the Group are completely eliminated in the consolidation process.

A change in ownership interest in a subsidiary, without loss of control, is accounted for as an equity transaction. If the Group loses control of a subsidiary, it cancels the carrying amount of the assets (including goodwill) and related liabilities, non-controlling interests and other equity components, while recognizing the profit or loss resulting from the transaction in the relevant income statement. Any retained residual interest is recognized at its fair value.

Measuring units

The financial statements as at December 31, 2019, including the figures for the previous periods (this fact not affecting the decisions taken on the financial information for such periods) were restated to consider the changes in the general purchasing power of the functional currency of the Company (Argentine peso) pursuant to IAS 29. Consequently, the financial statements are stated in the current measurement unit at the end of the reported period.

In accordance with IAS 29, the restatement of the financial statements is necessary when the functional currency of an entity is the currency of a hyperinflationary economy. To define a hyperinflationary state, the IAS 29 provides a series of non-exclusive guidelines that consist on (i) analyzing the behavior of the population, prices, interest rates and wages before the evolution of price indexes and the loss of the currency’s purchasing power, and (ii) as a quantitative characteristic, which is the most considered condition in practice, verifying if the three-year cumulative inflation rate approaches or exceeds 100%.

Due to different macroeconomic factors, the triennial inflation in 2019 was higher than such figure, as the goals of the Argentine government, and other available projections, indicate that this trend will not revert in the short term.

So as to evaluate the mentioned quantitative condition and to restate the financial statements, the Argentine Securities Commission established that the series of indexes to be used in the IAS 29 application is the one established by the Argentine Federation of Professional Councils in Economic Sciences.

Considering the before mentioned index, the inflation was of 53.83%, 47.64% and 24.79% in the years ended December 31, 2019, 2018 and 2017, respectively.

As at January 1, 2017, the Board of Directors of the Company adopted, subject to the Annual General Meeting’s approval, the option stated in RG no. 777/18 of the CNV and absorbed the accumulated negative unappropriated retained earnings resulting from the inflation-adjustment, following the absorption order established in Section 11, Chapter III, Title IV “REGULAR INFORMATION PROCEDURE” of the CNV Regulations (N.T. 2013), affecting to that purpose the balances of the accounts Voluntary reserve, Legal and other reserves, Merger premium and the balance of the account Adjustment to Capital Stock in the amount necessary for such purpose.

Pursuant to section 70 of the General Legal Entities Law No. 19,550, profit cannot be distributed as long as the legal reserve is established. Therefore, the General Shareholders’ Meeting on April 30, 2019, as described in Note 17, decided to restore the legal reserve.

The following is a summary of the effects of the IAS 29 application:

Restatement of the Balance Sheet

(i)	The monetary items (those with a fixed face value in local currency) are not restated since they are stated in the current measurement unit at the closing date of the reported period. In an inflationary period, keeping monetary assets causes the loss of purchasing power, and keeping monetary liabilities causes gain in purchasing power as long as those items are not tied to an adjustment mechanism compensating those effects. The monetary loss or gain is included in the income (loss) for the reported period.

(ii)	The assets and liabilities subject to changes established in specific agreements are adjusted in accordance with those agreements.

(iii)	Non-monetary items measured at their current values at the end of the reported period are not restated to be included in the balance sheet; however, the adjustment process must be completed to determine the income (loss) produced for having those non-monetary items in the terms of a uniform measurement unit.

As at December 31, 2019, 2018 and 2017, the Company counted with the following items measured with the current value method: the share kept in foreign currency of the items Trade and other receivables, Cash and cash equivalents, Loans and borrowings that accrue interest, and Trade and other payables.

(iv)	Non-monetary items at historical cost or at current value of a date previous to the closing of the reported period are restated at rates reflecting the variation occurred at the general level of prices from the acquisition or revaluation date until the closing date; then the amounts restated for those assets are compared with the corresponding recoverable values. Charges to the income (loss) for the period due to property, plant and equipment depreciation and intangible assets amortization, as well as other non- monetary assets consumption are determined in accordance with the new restated amounts.

As at December 31, 2019, 2018 and 2017, the items subject to this restatement process were the following:

–	Monetary items at current values for a date previous to the closing of the period: certain machines, equipment, turbogroups and auxiliary equipment of the Property, Plant and Equipment item, which were measured at their fair value as at January 1, 2011.

–	Non-monetary items at historical cost: the remaining items of Property, Plant and Equipment, Intangible assets, Investment in associates, Inventories and Deferred income tax liabilities.

(v)	When borrowing costs in non-monetary assets are capitalized in accordance with IAS 23, the share of those cost compensating the creditor for the effects of inflation is not capitalized.

The Company proceeded to the activation of borrowing costs as stated in Note 2.2.6.

(vi)	The restatement of the non-monetary assets in the terms of a current measurement unit at the end of the reported period without an equivalent adjustment for tax purposes leads to a temporary taxable difference and to the recognition of a deferred-tax liability whose balancing entry is recognized in the income (loss) for the period. For the next closing of the period, the deferred-tax items are restated for inflation to determine the item on income (loss) for such period. In Note 9 the effects of this process are detailed.

Restatement of the statement of income (loss) and other comprehensive income

(i)	The expenses and income are restated as from the date of accountable entry, including interest and currency exchange differences, except for those items not reflecting or including in their determination the consumption of assets measured in currency of purchasing power previous to the consumption entry, which are restated taking into account the origin date of the asset related to the item (for example, depreciation, devaluation and other consumptions of assets valued at historical cost); and except for income (loss) emerging from comparing two measurements expressed in currency of purchasing power of different dates. For such purpose, it is necessary to identify the compared amounts, separately restate them and compare them again, but with amounts already restated.

(ii)	The income (loss) for exposure to change in purchasing power of currency (income (loss) on net monetary position), originated by the keeping of monetary assets and liabilities, is shown in a separate item of the income (loss) for the period.

Restatement of the Statement of Changes in Equity

All the components of equity are restated by applying the general prices index as from the beginning of the period, and each variation of such components is re-expressed as from the contribution date or as from the moment in which such contribution was made through any other form, with the exception of the account “Capital stock -face value” which has been maintained for its nominal value and the effects of their restatement can be found in the account “Adjustment to capital stock”.

Restatement of the Statement of Cash Flows

IAS 29 sets forth that all the items of this section shall be restated in terms of the current measurement unit at the closing date of the reported period.

The monetary result generated by cash and equivalents to cash are stated in the Statement of Cash Flows separately from the cash flows resulting from operation, investment and financing activities as a specific item of the conciliation between the existence of cash and cash equivalents at the beginning and at the end of the period.

Summary of significant accounting policies	The following are the significant accounting policies applied by the Group in preparing its consolidated financial statements.
Classification of items as current and non-current

The Group classifies assets and liabilities in the consolidated statement of financial position as current and non-current. An entity shall classify an asset as current when:

–	it expects to realize the asset, or intends to sell or consume it, in its normal operating cycle;

–	it holds the asset primarily for the purpose of trading;

–	it expects to realize the asset within twelve months after the reporting period; or

–	the asset is cash or a cash equivalent unless the asset is restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

An entity shall classify a liability as current when:

–	it is expected to be settled in normal operating cycle;

–	It is held primarily for the purpose of trading;

–	it is due to be settled within twelve months after the reporting period; or

–	there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

All other liabilities are classified as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities, in all cases.

Fair value measurement

The Group measures certain financial instruments at their fair value at each reporting date. In addition, the fair value of financial instruments measured at amortized cost is disclosed in Note 14.6.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

–	in the principal market for the asset or liability, or

–	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

–	Level 1 input data: quoted (unadjusted) prices in active markets for identical assets or liabilities.

–	Level 2 input data: valuation techniques with input data other than the quoted prices included in Level 1, but which are observable for assets or liabilities, either directly or indirectly.

–	Level 3 input data: valuation techniques for which input data are not observable for assets or liabilities.

Transactions and balances in foreign currency

Transactions in foreign currencies are recorded by the Group at the related functional currency rates prevailing at the date of the transaction.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate of exchange ruling at the reporting period-end.

All differences are taken to consolidated statement of income under other operating income or expenses, or under finance income or expenses, depending on the nature of assets or liabilities generating those differences.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured by their fair value in foreign currency are converted using exchange rates at the date in which such fair value is determined.

Revenue recognition
2.2.4.1.	Revenue from ordinary activities

IFRS 15 presents a five-step detailed model to explain revenue from contracts with customers. Its fundamental principal lies on the fact that an entity has to recognize revenue to represent the transference of goods or services promised to the customers, in an amount reflecting the consideration the entity expects to receive in exchange for those goods or services at the moment of executing the performance obligation. An asset is transferred when (or while) the client gets control over such asset, defined as the ability to direct the use and substantially obtain all the remaining benefits of the asset. IFRS 15 requires the analysis of the following:

–	If the contract (or the combination of contracts) contains more than one promised good or service, when and how such goods or services should be granted.

–	If the price of the transaction distributed to each performance obligation should be recognized as revenue throughout time or at a specific moment. According to IFRS 15, an entity recognizes revenue when the performance obligation is satisfied, i.e. every time control over those goods and services is transferred to the customer. The new model does not include separate guidelines for the “sale of goods” and the “rendering of services”; instead, it requires that entities should evaluate whether revenue should be recognized throughout time or at a specific moment, regardless of the fact that it includes “the sale of goods” or “the rendering of services”.

–	When the price includes an estimation element of variable payments, how that will affect the amount and the time to recognize such revenue. The concept of variable payment estimation is broad. A transaction price is considered as variable due to discounts, reimbursement, credits, price concessions, incentives, performance bonus, penalties and contingency agreements. The new model introduces a big condition for a variable consideration to be considered as revenue: only as long as it is very unlikely for a significant change to occur in the cumulative revenue amount, when the uncertainties inherent to the variable payment estimation are solved.

–	When the incurred cost to close an agreement and the costs to comply with it can be recognized as an asset.

The Company has a main revenue source, which consists on the commercialization of energy produced in the spot market and under the energy supply agreements, CAMMESA being its main customer.

The Company recognizes its sales revenue in accordance with the availability of its machines’ effective power, the energy and steam supplied; and as balancing entry, a sales receivable is recognized, which represents the Company’s unconditional right to consideration owed by the customer. Billing for the service is monthly made by CAMMESA in accordance with the guidelines established by SEE; and compensation is usually received in a maximum term of 90 days. Therefore, no implicit financing components are recognized. The satisfaction of the performance obligation is done throughout time since the customer simultaneously receives and consumes the benefits given by the performance of the entity as the entity does it.

Revenues from energy, power and steam sales are calculated at the prices established in the respective contracts or at the prices prevailing in the electricity market, according to the regulations in force. These include revenues from the sale of steam, energy and power supplied and not billed until the closing date of the reported period, valued at the prices defined in the contracts or in the respective regulations.

Additionally, the Group recognizes the sales from contracts regarding the supplied energy and the prices established in such contracts, and as balancing entry it recognizes an account receivable. Such credit represents the unconditional right the Company has to receive the consideration owed by the customer. Billing for the service is monthly made by CAMMESA in the case of the contracts of the wind farms La Castellana and Achiras and for the Energía plus contract in accordance with the guidelines established by SEE; and compensation is received in a maximum term of 90 days. Therefore, no implicit financing components are recognized. For the rest of the clients, billing is also monthly and done by the Company; and compensation is received in a maximum term of 90 days. Therefore, no implicit financing components are recognized. The satisfaction of the performance obligation is done throughout time since the customer simultaneously receives and consumes the benefits given by the performance of the entity as the entity does it.

The Group recognizes revenues from resale and distribution of gas and revenues for the monthly management of the thermal power plant CVO in accordance with the monthly fees established in the respective contracts and as balancing entry, it recognizes a sale credit. Such credit represents the unconditional right the Company has to receive the consideration owed by the customer. Billing for the service is also monthly made by the Company and compensation is generally received in a maximum term of 90 days. Therefore, no implicit financing components are recognized.

The detail of revenues from ordinary activities of the Group is included in Note 5 to these consolidated financial statements.

2.2.4.2.	Other income and expenses - Interest

For all financial assets and liabilities measured at amortized cost and interest bearing financial assets classified as available for sale, interest income or expense is recorded using the effective interest rate method, which is the rate that exactly discounts the estimated future cash payments or receipts through the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. In general, interest income and expense are included in finance income and expenses in the consolidated statement of income, respectively, unless they derive from operating items (such as trade and other receivables or trade and other payables); in that case, they are booked under other operating income and expenses, as the case may be.

Taxes

2.2.5.	Taxes

Current income tax

Current income tax assets and liabilities for the year are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute those amounts are those that are enacted or substantively enacted, at the end of the reporting period. The statutory tax rate for the Group for the fiscal year 2019 is 30%.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statement of income.

Management periodically assesses the positions taken in each tax report regarding the situations in which the applicable tax regulations are subject to interpretation, and it determines whether they must be treated as uncertain tax treatment, and in such case, whether it must be treated independently or collectively with one or more tax treatments, pursuant to IFRIC 23. For these cases, we use the approach which better predicts uncertainty and applies criteria to identify and quantify uncertainties.

Deferred income tax

Deferred income tax is provided using the liability method on temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their related carrying amounts.

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

–	where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

–	in respect of taxable temporary differences associated with investments in subsidiaries and associates, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences and tax carry forwards losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and/or the tax losses carry forward can be utilized, except:

–	where the deferred income tax asset arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

–	in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred income tax assets are recognized only to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future and taxable profit will be available against which those differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at each reporting period date and reduced against income or loss for the period or other comprehensive income, as the case may be, to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized (recovered). Unrecognized deferred income tax assets are reassessed at each reporting period date and are recognized with a charge to income or other comprehensive income for the period, as the case may be, to the extent that it has become probable that future taxable profits will allow the deferred income tax asset not previously recognized to be recovered.

Deferred income tax assets and liabilities are measured at undiscounted nominal value at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting period date.

Deferred income tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred income tax items are recognized in correlation to the underlying transactions either in other comprehensive income or directly in equity.

Deferred income tax assets and deferred income tax liabilities are offset if a legally enforceable right exists to set off current income tax assets and liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Other taxes related to sales and to bank account transactions

Expenses incurred and assets are recognized excluding the amount of sales tax, as in the case of value-added tax or turnover tax, or the tax on bank account transactions, except:

–	where the tax incurred on a sale or on a purchase of assets or services is not recoverable from the taxation authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item as the case may be;

–	receivables and payables are stated including value-added tax.

The charge for the tax on bank account transactions is presented in the administrative and selling expenses line within the consolidated statement of income.

The net amount of the tax related to sales and to bank account transactions recoverable from, or payable to, the taxation authority is included as a non-financial asset or liability, as the case may be.

Property, plant and equipment

Property, plant and equipment are measured at the acquisition cost restated according to Note 2.1.2, net of the cumulative depreciation and/or the cumulative losses due to impairment, if any. This cost includes the cost of replacing components of property, plant and equipment and the cost for borrowings related to long-term construction projects, as long as the requirements for their recognition as assets are fulfilled.

When significant parts of property, plant and equipment are required to be replaced at intervals, the Group derecognizes the replaced part at its restated cost according to Note 2.1.2 and recognizes the new part with its own associated useful life and depreciation. Likewise, when a major maintenance is performed, its cost is recognized as a replacement if the conditions for the recognition thereof as an asset are met. All other regular repair and maintenance costs are recognized in the consolidated statement of income as incurred.

Electric power facilities and materials and spare parts related to the Puerto Combined Cycle plant are depreciated on a unit-of-production basis.

Electric power facilities related to the Luján de Cuyo plant are depreciated on a straight-line basis over the total useful lives estimated.

Electric power facilities and auxiliary equipment of Piedra del Águila hydroelectric power plant are depreciated on a straight-line basis over the remaining life of the concession agreement of the mentioned power plant.

The depreciation of the remaining property, plant and equipment is calculated on a straight-line basis over the total estimated useful lives of the assets as follows:

–	Buildings: 5 to 50 years.

–	Wind turbines: 20 years.

–	Lands are not depreciated.

–	Material and spare parts: based on the useful life of related machinery and equipment to be replaced.

–	Furniture, fixtures and equipment: 5 to 10 years.

–	Others:3 to 5 years.

–	Turbines and Construction in progress: they are not depreciated until they are not in conditions of being used.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of income when the asset is derecognized.

The residual values, useful lives and methods of depreciation are reviewed at each reporting period end and adjusted prospectively, if appropriate.

During periods ended December 31, 2019, 2018 and 2017, the Group capitalized interest for an amount of 169,850, 212,387 and 16,520, respectively. The rate used to capitalize interest corresponds to the effective rate of specific loans used to finance the projects, net of the share compensating the creditor for the effects of inflation.

Intangible assets

Intangible assets acquired separately are measured on initial recognition at acquisition cost restated according to Note 2.1.2. The cost of the intangible assets acquired in a business combination is their fair value at the date of the acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization (if they are considered as having finite useful lives) and accumulated impairment losses, if any.

The useful lives of intangible assets are assessed as either finite or indefinite. The useful lives of the intangible assets recognized by the Group are finite.

Intangible assets with finite useful lives are amortized over their useful economic lives. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of the asset is accounted for by changing the amortization period or method, as appropriate, and are treated prospectively as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statement of income in the expense category consistent with the function of the intangible assets.

During fiscal year 2018, the Group finished the construction of wind farms La Castellana and Achiras, whereby it was agreed to construct high and medium tension lines and the electrical substation to connect the wind farms to the Argentine Interconnection System (“SADI”), a part of which were given to the companies transporting the energy in accordance with the respective contracts; therefore, such companies are in charge of the maintenance of such transferred installations. Consequently, the Group transferred 917,304 from property, plant and equipment to intangible assets.

Also, during fiscal year 2019, the Group finished the construction of wind farm La Genoveva II, whereby it was agreed to construct the electrical substation that feeds the connection of the wind farm to the SADI, a part of which were given to the company transporting the energy; therefore, such companies are in charge of the maintenance of such transferred installations. Consequently, the Group transferred 24,770 from property, plant and equipment to intangible assets.

Moreover, as a result of the business combination described in Note 2.2.20, the Group recognized an intangible asset of 6,094,377 corresponding to the turbogas and turbosteam supply agreements entered into with CAMMESA for the Thermal Station Brigadier López.

The Group’s intangible assets are described in Note 13.

Impairment of property, plant and equipment and intangible asset

The Group assesses at each reporting period-end whether an existing event or one that took place after year end and provides additional evidence of conditions that existed at the end of the reporting period, indicates that an individual component or a group of property, plant and equipment and/or intangible assets with finite useful lives may be impaired. If any indication exists, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of the fair value less costs to sell that asset, and its value-in-use. That amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets; in which case, the cash flows of the group of assets that form part of the cash-generating unit (“CGU”) to which they belong are taken.

Where the carrying amount of an individual asset or CGU exceeds its recoverable amount, the individual asset or CGU, as the case may be, is considered impaired and is written down to its recoverable amount.

In assessing value in use of an individual asset or CGU, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the individual asset or CGU, as the case may be.

In determining fair value less costs to sell, recent market transactions are taken into account, if available. If no such transactions can be identified, an appropriate valuation model is used including obtaining appraisals from valuation specialists. These calculations are verified by valuation multiples, quoted values for similar assets on active markets and other available fair value indicators, if any.

The Group bases its impairment calculation on detailed budgets and forecast calculations which are prepared separately for each of the Group’s CGU to which the individual assets are allocated. These detailed budgets and forecast calculations generally cover a five-year period. For longer periods, a long-term growth rate is calculated and applied to project future cash flows after the fifth year. Budgets and calculations related to Complejo Hidroeléctrico Piedra del Águila are limited to the term of the concession contract.

Impairment losses of continuing operations are recognized in a specific line of the consolidated statement of income.

In addition, for the assets for which an impairment loss had been booked, as of each reporting period-end, an assessment is made whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased.

Should there be such triggering event, the Group makes an estimate of the recoverable amount of the individual asset or of the cash generating unit, as the case may be.

A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the individual assets or CGU’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset or CGU does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of the related depreciation or amortization, had no impairment loss been recognized for the asset or CGU in prior periods. Such reversal is recognized in the statement of income in the same line in which the related impairment charge was previously recognized (generally under the cost of sales or other operating expenses), unless the asset is carried at a revalued amount, in which case, the reversal is treated as a revaluation increase.

The Group has identified as indicators of potential impairment of its property, plant and equipment and/or its intangible assets with a limited useful life, the drop in the Company´s share price, the current economic uncertainties, the conversion of the electric energy and power spot market tariff into Argentine pesos, and in the particular case of the Company’s gas turbines, the uncertainty about the feasibility of new projects that would enable the use of the acquired turbines.

In order to measure the recoverability of its property, plant and equipment and its intangible assets with a limited useful life, with the exception of the generating groups classified as “Turbines”, the Group has estimated their value-in-use. As a result of the recoverability analysis, the Group determined that the net book value of the assets included in the cash-generating units within the electric power generation from renewable sources operating segment, and the thermal power stations Puerto Nuevo and Nuevo Puerto, the thermal power stations in Luján de Cuyo, and the hydroelectric power station Piedra del Águila, did not exceed their recoverable value as of December 31, 2019.

CGU Thermal Station Brigadier López

In addition, as of December 31, 2019, the Group estimated that the book value of the assets of Thermal Station Brigadier López exceeded its recoverable value by 3,158,799. Therefore, an impairment charge was determined and allocated on a pro-rata basis to property, plant and equipment (968,314 under the item “Electric power facilities” and 1,113,622 under the item “Construction in progress”) and to intangible assets by 1,076,863 under the item “Impairment of property, plant and equipment and intangible assets” of the consolidated statement of income for the year ended December 31, 2019. After recording this impairment, the book value of the Electric power facilities and the Construction in progress for the Thermal Station Brigadier López, amounted to 3,747,096 and 4,309,395, respectively, and the book value of the intangible assets amounted to 4,167,138.

The key assumptions to estimate the value-in-use are as follows:

–	Gross margin: the margin has been determined for the budgeted period (5 years) based on the electric energy and power spot market tariffs in Resolution 31 and energy supply agreements subscribed, whereas the costs have been determined based on the costs incurred during the first six months of operations in the power station. The most relevant cost was the thermal plant maintenance, which was estimated with the provisions from the agreement with Siemens S.A.

–	Discount rate: it represents the current market assessment of the specific risks of the Company, taking into consideration the time-value of money. The discount rate calculation is based on the circumstances of the market participants and it is derived from the weighted average cost of capital (WACC). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the market participant´s investors, whereas the cost of debt is based on the conditions of the debt to which the market participants could access to. Segment-specific risk is incorporated by applying individual beta factors, which are evaluated annually based on the publicly available market data.

The after-tax discount rates considered in the determination of the value-in-use as of December 31, 2019, were 12.3% for year 2020 cashflows and 12.6% for the following years cashflows.

Any increase in the discount rate would result in an additional impairment of the CGU Thermal Station Brigadier López.

–	Macroeconomic variables: the estimated inflation and devaluation rates, as well as the exchange rates used, were obtained from well-known consulting firms, dedicated to the local and global economic analysis, widely experienced in the market. An increase in the inflation rates over the devaluation rates in relation to the macroeconomic variables considered in the determination of the value-in-use would result in an additional impairment of the CGU Thermal Station Brigadier López.

–	Growth rate used in the cashflows after the budgeted period: according to IAS 36, no growth rates were considered as from the fifth year cashflows.

Turbines

As of December 31, 2019, the Group assessed the recoverability of its turbines within property, plant and equipment, as individual assets and estimated that the book value of the generating group General Electric, which is stored in the facilities of Nuevo Puerto power station in Argentina, and the two generating groups Siemens, which are stored in the supplier’s facilities in Germany, all of them classified under the item “Turbines”, exceeded their recoverable amount by 764,780 and 480,863, respectively.

In order to determine the recoverable amount of such generating groups, the Group has considered the fair value less costs of sell approach, basing their estimation in an independent valuation performed by an external specialist. In the case of the General Electric generating unit, costs for the sale of the asset in the international market pursuant to customs and tax duties usually applicable to the purchase and sale of a similar asset were also considered.

The turbines fair value was determined using the market approach technique, which should be categorized within the Level 3 of the fair value measurement hierarchy. The key assumptions which the estimation of the turbines fair value is more sensitive to are the reference values of transactions involving similar gas turbines, considering the value per kW of power at the date of the valuations, of comparable generating groups, taking into account technical characteristics, brand and model, geographic location, preservation status, use, year of construction, among others.

The impairment charge of the above-mentioned turbines was recorded in the item “Impairment of property, plant and equipment and intangible assets” of the consolidated statement of income for the year ended December 31, 2019. After recording the impairment, the book value of the General Electric and Siemens generation groups amounts to 1,090,604 and 2,506,980, respectively.

Turbines and Thermal Station Brigadier López belong to the electric power generation from conventional sources operating segment.

Financial instruments. Presentation, recognition and measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

2.2.9.1.	Financial assets

Classification

According to IFRS 9 “Financial instruments”, the Group classifies its financial assets in three categories:

–	Financial assets at amortized cost

A financial asset is measured at amortized cost if both of the following conditions are met: (i) the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and (ii) the contractual terms of the financial asset give rise on specified dates to solely payments of principal and interest.

Additionally, and for those assets complying with the above-mentioned conditions, IFRS 9 provides for the option of determining, at initial recognition, an asset measured at fair value if doing so would eliminate or significantly reduce a measurement or recognition inconsistency, which would appear if the assets or liabilities valuation or the recognition of their profits or losses are made on different grounds. The Group has not classified a financial asset at fair value using this option.

At the closing of these consolidated financial statements, the financial assets at amortized cost of the Group include certain cash elements and cash equivalents and trade and other receivables.

–	Financial assets at fair value through other comprehensive income

Financial assets are measured at fair value through other comprehensive income if they are held in a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets.

At the closing of these consolidated financial statements, the Group has not financial assets at fair value through other comprehensive income.

–	Financial assets at fair value through profit or loss

Any financial assets at fair value through profit or loss belong to a residual category that includes the financial assets that are not held in one of the two business models mentioned, including those kept to negotiate and those classified at fair value at initial recognition.

At the closing of these consolidated financial statements, the financial assets of the Group at fair value through profit or loss include mutual funds accounted under other financial assets.

Recognition and measurement

The purchase and sale of financial assets are recognized at the date on which the Group commits to purchase or sale the asset.

Financial assets valued at amortized cost are initially recognized at their fair value plus cost of transaction. These assets accrue interest according to the effective interest rate method.

Financial assets valued at fair value through profit or loss and other comprehensive income are initially recognized at fair value, and transaction costs are recognized as expenses in the comprehensive income statement. Subsequently, they are valued at fair value. Changes in fair value and income from the sale of financial assets at fair value through profit or loss and other comprehensive income are recorded in Finance Income or Finance Expenses and Other comprehensive income, respectively, in the consolidated statement of income and comprehensive income, respectively.

In general, the Group uses the transaction price to determine the fair value of a financial instrument at the initial recognition. In the rest of the cases, the Group only records revenue or loss at initial recognition if the fair value of the instrument is evidenced with other comparable and visible transactions of the market for the same instrument or if it is based on a valuation technique that only includes visible market data. Revenue or loss not recognized at the initial recognition of a financial asset is later recognized as long as they derive from a change in factors (including time) in which the market participants consider establishing the price.

The profit or loss of debt instruments are measured at amortized cost and are not determined in a hedge relationship. They are recognized in profit or loss when the financial assets are removed or when impairment is recognized; and during the amortization process using the effective interest rate method. The Group only reclassifies all investments in debt instruments when it changes the business model used to manage those assets.

Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized; that is to say, it is deleted from the statement of financial position, when:

–	the contractual rights to receive cash flows from the asset have expired;

–	the contractual rights to receive cash flows from the asset have been transferred or an obligation has been assumed to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) all the risks and rewards of the asset have been transferred substantially, or (b) all the risks and rewards of the asset have neither been transferred nor retained substantially, but control of the asset has been transferred.

When the contractual rights to receive cash flows from an asset have been transferred or a pass-through arrangement has been entered into, but all of the risks and rewards of the asset have neither transferred nor retained substantially and no control of it has been transferred, such asset shall continue to be recognized to the extent of the Group’s continuing involvement in it. In this case, the Group shall also recognize the associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Impairment of financial assets

IFRS 9 establishes an “expected credit loss” model (“ECL”). This requires the application of considerable judgment with regard to how changes in economic factors affect ECL, which is determined over a weighted average base. ECL results from the difference between contractual cash flows and cash flows at current value that the Group expects to receive.

The impairment model set forth by IFRS 9 is applicable to the financial assets measured at amortized value or at fair value through changes in other comprehensive income, except for the investment in equity securities and assets from the contracts recognized under IFRS 15.

Pursuant to IFRS 9, loss allowances are measured using one of the following bases:

–	The 12-month ECL: these are expected credit losses that result from those default events on the financial instrument that are possible within 12 months after the reporting date; and

–	Full lifetime expected credit losses: these are expected credit losses that result from all possible default events over the life of the financial instrument.

Given the nature of the clients with which the Group operates and its history of uncollectibility, the Group did not identify expected credit losses.

With regard to financial placements and according to the placement policies in force, the Group monitors the credit rate and the credit risk of these instruments. Pursuant to the analysis, the Group did not identify the need to record impairment of these types of instruments.

2.2.9.2.	Financial liabilities

Initial recognition and subsequent measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, or as derivatives designated as hedging instruments in an effective hedge ratio, as appropriate.

Financial liabilities are initially recognized at their fair value, net of the incurred transaction costs. Since the Group has no financial assets whose characteristics require the fair value accounting according to IFRS, after the initial recognition, the financial assets are valued at amortized cost. Any difference between the amount received as financing (net of transaction costs) and the reimbursement value is recognized in comprehensive income throughout the life of the debt financial instrument using the method of effective interest rate.

At the closing of these consolidated financial statements, the financial liabilities classified as loans and borrowings of the Group include Trade and other payables, overdrafts in bank accounts, Borrowings from CAMMESA and Loans and borrowings that accrue interest.

Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized as finance income or costs in the statement of income, as the case may be.

2.2.9.3.	Offsetting financial assets and financial liabilities

Financial assets and financial liabilities are offset, and the net amount presented in the statement of financial position if, and only if, there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

2.2.9.4.	Financial assets and liabilities with related parties

Assets and liabilities with related parties are recognized initially at fair value plus directly attributable transaction costs. As long as credits and debts with related parties do not derive from arms-length transactions, any difference arising at the initial recognition between such fair value and the consideration given or received in return shall be considered as an equity transaction (capital contribution or payment of dividends, which will depend on whether it is positive or negative).

Following initial recognition, these receivables and payables are measured at their amortized cost through the EIR method. The EIR amortization is included in finance income or costs or other operating income or expenses in the statement of income, depending on the nature of the liability giving rise to it.

2.2.9.5.	Derivative financial instruments and hedge accounting

Initial recognition and subsequent measurement

The derivative financial instruments used by the Group are initially recognized through their fair values at the date on which the contract is entered into, and they are subsequently measured again at their fair value. The derivative financial instruments are accounted as financial assets when their fair value is positive and as financial liabilities when their fair value is negative.

The method to recognize the loss or income from the change in fair value depends on whether the derivative was determined as a hedge instrument; in such case, on the nature of the item it is covering. The Company can determine certain derivative as:

–	Fair value hedge;

–	Cash flow hedge;

At the beginning of the transaction, the Group records the relationship between the hedge instruments and items covered, as well as its objectives for risk management and the strategy to make different hedge operations. It also records its assessment, both at the beginning and on a continuous base, on whether the derivatives used in the hedge transactions are highly effective to compensate changes in fair value or in the cash flows of the items covered.

Fair value hedge

Changes in fair value of derivatives determined and classified as fair value hedge are recorded in the statement of comprehensive income together with any change in the fair value of the covered asset or liability attributable to the covered risk.

Cash flow hedge

The effective part of changes in fair value of the derivatives determined and classified as cash flow hedge are recognized in Other comprehensive income. The loss or income related to the non-effective part is immediately recognized in the statement of comprehensive income within the Finance Expenses or Finance Income, respectively.

The cumulative amounts in Other comprehensive income are recorded in the statement of comprehensive income in the periods in which the item covered affects the comprehensive income. In the case of interest rates hedge, this means the amounts recognized in equity are reclassified as net finance income as interest is accrued on associated debts.

Swap contracts of interest rate are measured at their current value at the closing of each period or fiscal year and are stated as assets or liabilities depending on the rights and obligations emerging from the respective contracts. Swap contracts were classified as efficient hedge of cash flows risk. Changes in the accounting measure of swap contracts are recognized in equity in the account Other comprehensive income. These changes recognized in equity are reclassified at the loss or income for the period or fiscal year in which the interest of variable rate loans object of the hedge, are recognized in the statement of comprehensive income.

If the hedge instrument expires or is sold, it is expired or executed without a replacement or successive renewal (as part of the hedging strategy), or if its appointment as hedge is revoked, or if the hedge no longer complies with the requirements to apply hedge accountability, any cumulative revenue or loss previously recognized in the other comprehensive income will stay separate in equity until the expected transaction takes place. If in the future transaction it is not expected to have the amount included in the cash flow hedge reserve, it must be immediately reclassified to the consolidated comprehensive income.

Inventories

Inventories are valued at the lower of acquisition cost restated according to Note 2.1.2 and net realizable value. In the estimation of recoverable values, the purpose of the asset to be measured and the movements of items of slow or scarce rotation are taken into account. Inventories balance is not higher than its net realizable value at the corresponding dates.

Cash and cash equivalents

Cash is deemed to include both cash fund and freely-available bank deposits on demand. Short-term deposits are deemed to include short-term investments with significant liquidity and free availability that, subject to no previous notice or material cost, may be easily converted into a specific cash amount that is known with a high degree of certainty upon the acquisition, are subject to an insignificant risk of changes in value, maturing up to three months after the date of the related acquisitions, and whose main purpose is not investment or any other similar purpose, but settling short-term commitments.

For the purpose of the consolidated statement of financial position and the consolidated statement of cash flows, cash and cash equivalents comprise cash at banks and on hand and short-term investments meeting the abovementioned conditions.

Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Group expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in the statement of income under the item that better reflects the nature of the provision net of any reimbursement to the extent that the latter is virtually certain.

If the effect of the time value of money is material, provisions are discounted using a current pre-tax market rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost in the statement of income.

–	Provision for lawsuits and claims

In the ordinary course of business, the Group is exposed to claims of different natures (e.g., commercial, labor, tax, social security, foreign exchange or customs claims) and other contingent situations derived from the interpretation of current legislation, which result in a loss, the materialization of which depends on whether one more events occur or not. In assessing these situations, Management uses its own judgment and advice of its legal counsel, both internal and external, as well as the evidence available as of the related dates. If the assessment of the contingency reveals the likelihood of the materialization of a loss and the amount can be reliably estimated, a provision for lawsuits and claims is recorded as of the end of the reporting period.

Contingent liabilities

A contingent liability is: (i) a possible obligation that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the entity; or (ii) a present obligation that arises from past events but is not recognized because: (a) it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation; or (2) the amount of the obligation cannot be measured with sufficient reliability.

A contingent liability is not recognized in financial statements; it is reported in notes, unless the possibility of an outflow of resources to settle such liability is remote. For each type of contingent liability as of the relevant reporting period-end dates, the Group shall disclose (i) a brief description of the nature of the obligation and, if possible, (ii) an estimate of its financial impact; (iii) an indication of the uncertainties about the amount or timing of those outflows; and (iv) the possibility of obtaining potential reimbursements.

Contingent assets

A contingent asset is a possible asset that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group.

A contingent asset is not recognized in financial statements; it is reported in notes only where an inflow of economic benefits is probable. For each type of contingent asset as of the relevant reporting period-end dates, the Group shall disclose (i) a brief description of the nature thereof and, if possible, (ii) an estimate of its financial impact.

Employee benefits

Employee short-term benefits:

The Group recognizes short-term benefits to employees, such as salary, vacation pay, bonuses, among others, on an accrued basis and includes the benefits arising from collective bargaining agreements.

Post-employment employee long-term benefits:

The Group grants benefits to all trade-union employees when obtaining the ordinary retirement benefit under the Argentine Integrated Pension Fund System, based on multiples of the relevant employees’ salaries.

The amount recognized as a liability for such benefits includes the present value of the liability at the end of the reporting period, and it is determined through actuarial valuations using the projected unit credit method.

Actuarial gains and losses are fully recognized in other comprehensive income in the period when they occur and immediately allocated to unappropriated retained earnings (accumulated losses), and not reclassified to income in subsequent periods.

The Group recognizes the net amount of the following amounts as expense or income in the statement of income for the reporting year: (a) the cost of service for the current period; (b) the cost of interest; (c) the past service cost, and (d) the effect of any curtailment or settlement.

Other long-term employee benefits:

The Group grants seniority-based benefits to all trade-union employees when reaching a specific seniority, based on their normal salaries.

The amount recognized as liabilities for other long-term benefits to employees is the present value of the liability at the end of the reporting period. The Group recognizes the net amount of the following amounts as expense or income: (a) the cost of service for the current period; (b) the cost of interest; (c) actuarial income and loss, which shall be recognized immediately and in full; (d) the past service cost, which shall be recognized immediately and in full; and (e) the effect of any curtailment or settlement.

Share-based payments

The cost of share-based payments transactions that are settled with equity instruments of one of our subsidiaries is determined by the fair value at the date when the grant is made using an appropriate valuation model.

This cost is recognized in the consolidated financial statements under employee benefits expense, together with a corresponding total increase in non-controlling interest.

During the years ended December 31, 2019, 2018 and 2017 the expense booked in the consolidated financial statements under employee benefits expense amounts to 48,557, 20,566 and 7,930, respectively.

Investment in associates

The Group’s investments in associates are accounted for using the equity method. An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is neither control nor joint control.

According to the equity method, investments in associates are originally booked in the statement of financial position at cost, plus (less) the changes in the Group’s ownership interests in the associates’ net assets subsequent to the acquisition date. If any, goodwill relating to the associate is included in the carrying amount of the investment and is neither amortized nor individually tested for impairment.

If the cost of the investments is lower than the proportional share as of the date of acquisition on the fair value of the associate’s assets and liabilities, a gain is recognized in the period in which the investment was acquired.

The statement of income reflects the share of the results of operations of the associates adjusted on the basis of the fair values estimated as of the date on which the investment was incorporated. When there has been a change recognized directly in the equity of the associates, the Group recognizes its share of any changes and includes them, when applicable, in the statement of changes in equity.

The Group’s share of profit of an associate is shown in a single line on the main body of the consolidated statement of income. This share of profit includes income or loss after taxes of the associates.

The financial information of the associates is prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies of the associates in line with those of the Group.

After application of the equity method, the Group determines whether it is necessary to recognize impairment losses on its investment in its associates. At each reporting date, the Group determines whether there is objective evidence that the value of investment in the associates has been impaired. If such was the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the investment in the associates and its carrying value, and recognizes the loss as “Share of losses of an associate” in the statement of income.

Upon loss of significant influence over the associate, the Group measures and recognizes any retained investment at its fair value. If such was the case, any difference between the carrying amounts of the investment in the associate and the fair value on any retained investment, as well as the disposal proceeds, are recognized in the statement of income.

The information related to associates is included in Note 3.

Information on operating segments

For management purposes, the Group is organized in four different business units to carry out its activities, as follows:

–	Electric power generation from conventional sources: the Group is engaged in the production of electric power from conventional sources and its sale. This business unit does not include La Plata plant operations due to the sale of such facility (See Note 22.8).

–	Electric power generation from renewable sources: the Group also is engaged in the production of electric power from renewable sources and its sale.

–	Natural gas transport and distribution: through its equity investees companies Distribuidora de Gas del Centro S.A. and Distribuidora de Gas Cuyana S.A. the Group is engaged in the natural gas distribution public sector service in the Cuyo and Centro regions of Argentina and it is also engaged in the natural gas transport sector service through its equity investee Company Transportadora de Gas del Mercosur S.A. Also, the Company resells certain gas transport and distribution capacity that was previously contracted by the Company.

–	Management and operations of thermal plants: through its equity investees Termoeléctrica José de San Martín S.A. and Termoeléctrica Manuel Belgrano S.A. and its subsidiary Central Vuelta de Obligado S.A. the Group is engaged in the management and operations of these thermal plants.

The Group has three reporting segments: production of electric power from conventional sources, production of electric power from renewable sources and natural gas transport and distribution. Management and operations activities are included in others, because the information is not material.

The financial performance of segments is evaluated based on net income and measured consistently with the net income disclosed in the financial statements (Note 4).

Non-current assets held for sale and discontinued operations

The Group classifies non-current assets and disposal groups as held for sale if their carrying amounts will be recovered principally through a sale transaction or its distribution to the shareholders rather than through continuing use. Such assets are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance costs and income tax expense.

The criteria for held for sale classification is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sale will be withdrawn. Management must be committed to the plan to sell the asset and the sale expected to be completed within one year from the date of the classification.

Property, plant and equipment and intangible assets are not depreciated or amortized once classified as held for sale.

Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statement of financial position.

A disposal group qualifies as discontinued operation if:

–	It is a component of the Group that represents a cash generating unit or a group of cash generating units,

–	it is classified as held for sale or as for distribution to equity holders, or it has already been disposed for distribution to the shareholders, and;

–	it represents a separate major line of business or geographical area of operations or it is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as income or loss after tax from discontinued operations in the consolidated statement of income.

Additional disclosures are provided in Note 21. All other notes to the consolidated financial statements include amounts for continuing operations, unless indicated otherwise.

Business combinations

Business combinations are accounted for using the acquisition method when the Group takes effective control of the acquired business.

The Group will recognize in its financial statements the acquired identifiable assets, the liabilities assumed, any non-controlling interest and, if any, goodwill according to IFRS 3.

The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interest in the acquiree. The Group elects whether to measure the non-controlling interest in the acquiree at fair value or at the proportionate share of the acquiree´s identifiable net assets.

If the business combination is made in stages, the Group will measure again its previous holding at fair value at the acquisition date and will recognize income or loss in the consolidated statement of comprehensive income.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets and the liabilities assumed. If this consideration transferred is lower than the fair value of the identifiable assets and the liabilities assumed, the gain is recognized in the consolidated statement of comprehensive income.

As described in Note 22.10, on June 14, 2019, the Company acquired the Thermal Station Brigadier López (“the Station”) and the land on which the Station is located. The fair value of the identifiable assets and liabilities transferred at the date of the acquisition, which was determined in accordance with IFRS 3, is as follows:

ARS 000
Assets

Property, plant and equipment	10,490,386
Intangible assets	6,094,377
Other non-financial assets	37,177
Trade and other receivables, net	751,875
17,373,815
Liabilities

Other loans and borrowings	(8,429,947)
Compensation and employee benefits liabilities	(9,028)
(8,438,975)
Total identifiable net assets measured at fair value	8,934,840

The business combination was accounted for using the “acquisition method” set forth in IFRS 3. Even though the legal, economic-financial, tax, technical effects and any other effects produced after the execution of the transference agreement, were deemed as produced as from April 1, 2019, the Company considered, in order to comply with IFRS 3, that the acquisition date was June 14, 2019; thus, the Company has recognized the business combination as from that date. As a result of the application of such method, the Company considers that the consideration transferred is similar to the fair value of the assets acquired and liabilities assumed at the acquisition date.

The Company has made the purchase price allocation and the valuation at fair value of the identifiable assets and the liabilities assumed based on an independent assessment made by a specialist.

The results from the operation of the Station and the results related to the associated financial debt, that were both accrued after the acquisition date, amounted to: 3,413,265 for revenues; 3,071,360 for financial costs of the financial debt; and 119,047 loss before income tax (without considering impairment of property, plant and equipment and intangible assets for 3,158,799 described in Note 2.2.8). These results have been included in the consolidated statement of income for the year ended December 31, 2019.

The Company does not have the necessary information to disclose the foregoing figures as if the acquisition of the Station took place at the beginning of this fiscal year.

Significant accounting estimates and assumptions

The preparation of the Group’s financial statements requires management to make significant estimates and assumptions that affect the recorded amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the end of the reporting period. In this sense, the uncertainties related to the estimates and assumptions adopted could give rise in the future to final results that could differ from those estimates and require significant adjustments to the amounts of the assets and liabilities affected.

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its accounting assumptions and significant estimates on parameters available when the financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

The terms for collection and the valuation of accumulated amounts related to receivables under Resolution 95 and receivables under Resolution 406 (from 2008 and thereafter).

Collection of the principal and interest on these receivables is subject to various business risks and uncertainties including, but not limited to, regulatory changes that could impact the timing and amount of collections, and economic conditions in Argentina. These assumptions are reviewed at the end of each reporting period. Actual future cash flows could differ from these estimates.

Recoverability of property, plant and equipment and intangible assets:

At each closing date of the reported period, the Group evaluates if there is any sign that the property, plant and equipment and/or intangible assets with finite useful lives may have their value impaired. Impairment exists when the book value of assets related to the Cash Generating Unit (CGU) exceeds its recoverable value, which is the higher between its fair value loss costs of sale of such asset and value in use. The value in use is calculated through the estimation of future cash flows discounted at their present value through a discount rate that reflects the current assessments of the market over the temporal value of money and the specific risks of each CGU. Projection calculations cover a five-year period. The recoverable value is sensitive to the used discount rate, as well as the estimated inflows and the growth rate.

The probability of occurrence and the amount of liabilities related to lawsuits and claims:

The Group based its estimates on the opinions of its legal counsel available when the consolidated financial statements were prepared. Existing circumstances and assumptions, however, may change due to changes in circumstances arising beyond the control of the Group.

Long-term employee benefit plan

The plan costs are determined by actuarial valuations. Actuarial valuations involve several assumptions that might differ from the results that will actually occur in the future.

These assumptions include the assessment of the discount rate, future salary increases and mortality rates. Due to the complexity of the valuation, the underlying assumptions and its long-term nature, the benefit obligations are sensitive to changes in these assumptions. These assumptions are reviewed at the end of each reporting period.

New standards and interpretations adopted

As from the fiscal year beginning January 1, 2019, the Group has applied for the first time certain new and/or amended standards and interpretations as issued by the IASB.

A brief description of the new and/or amended standards and interpretations adopted by the Group and their impact on these consolidated financial statements, are presented below.

IFRS 16 Leases

In January 2016, the IASB issued the final version of IFRS 16 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an arrangement contains a lease, SIC-15 Operating leases-incentives and SIC-27 Evaluating the substance of transactions involving the legal form of a lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions leases of “low-value” assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right to-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the rightof - use asset.

Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases. IFRS 16 also requires lessees and lessors to make more extensive disclosures than under IAS 17. IFRS 16 is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted, but not before the entity applies IFRS 15. A lessee can choose to apply the standard using either a full retrospective or modifies retrospective approach.

As of December 31, 2019, these changes did not have significant impact on the consolidated financial statements of the Group.

IFRIC Interpretation 23 - Uncertainty over Income Tax Treatments

In June 2017, the IASB issued IFRIC Interpretation 23 - Uncertainty over Income Tax Treatments. The Interpretation clarifies application of recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments. The Interpretation specifically addresses the following: (a) whether an entity considers uncertain tax treatments separately, (b) the assumptions an entity makes about the examination of tax treatments by taxation authorities, (c) how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates and (d) how an entity considers changes in facts and circumstances. IFRIC 23 is effective for annual periods beginning on or after January 1, 2019.

The Group determines whether each tax treatment should be considered independently or whether some tax treatments should be considered together, and uses an approach that provides better predictions of the resolution of the uncertainty.

The Group applies significant judgment when identifying uncertainties on the income tax treatment. The Group evaluated whether the Interpretation had an impact on its consolidated financial statements, especially within the framework of tax inflation adjustment in determining the tax income of mentioned periods:

a)	Income tax return for fiscal year 2014

In February 2015 CPSA, for itself and as the successor company of Hidroeléctrica Piedra del Águila (HPDA) (the merged company) filed income tax returns for the nine-month period ended September 30, 2014, applying the adjustment for inflation mechanism established by the Argentine Income Tax Law. In addition, the Company filed its income tax return for the three-month period ended December 31, 2014, applying the same adjustment for inflation mechanism established by the Argentine Income Tax Law.

b)	Action for recovery - Income tax refund for fiscal period 2010

In December 2014, the Company, as merging company and continuing company of HPDA, filed an action for recovery with the tax authorities regarding the income tax for the fiscal period 2010 that amounted to 67,383 at historical values (537,681 adjusted for inflation), which was incorrectly entered by HPDA. This recourse action seeks to recover the income tax entered by HPDA in accordance with the lack of application of the inflation - adjustment mechanism established by the Income Tax Law. In December 2015, the term stated by Law no. 11 683 elapsed, the Company brought a contentious-administrative claim before the National Court to ask for its right to recourse for an amount of 67,612 at historical values (539,508 adjusted for inflation).

In October 2018, the Company was served notice of the judgment issued by the Federal Contentious- Administrative Court No. 5, which granted the right to recourse. The judgment ordered tax authorities to return the amount of 67,612 (at historical values) to the Company plus the interest stated in the BCRA Communication 14290 and ordered that legal cost must be borne by the defendant. Such judgment was appealed by the National Tax Administration, and on September 9, 2019, Division I of the National Court of Appeals of the Federal Contentious- Administrative Court (“CNACAF”) confirmed the appealed judgment. On September 24, 2019, the National Tax Administration raised Federal Extraordinary Appeal (“REF”) against CNACAF judgment, which was replied by the Company. On October 29, 2019, CNACAF granted the REF and sent the file to the Argentine Supreme Court.

c)	Action for recovery - income tax refund for fiscal years 2009, 2011 and 2012

In December 2015, the Company filed an action for recovery with the Argentine Tax Authorities in relation to income tax for the fiscal year 2009, in the amount of 20,395 at historical values (183,240 adjusted for inflation) which had been incorrectly paid by the Company in excess of our income tax liability. By filling such action, we seek to recover the excess income tax paid by CPSA due to the failure to apply the adjustment for inflation set forth in the Argentine Income Tax Law. On April 22, 2016, after the term required by Law No. 11,683 expired, the Company filed an action for recovery for the amount claimed with the Argentinean Tax Court. On September 27, 2019, the judge entered judgment rejecting the complaint filed by the Company. Such judgment was appealed by the Company last October 4, 2019.

In December 2018, the Company filed two administrative actions for recovery with AFIP: the first one was filed by the Company, as merging company and continuing company of HPDA, regarding the income tax for the fiscal period 2012 that amounted to 62,331 at historical values (389,131 adjusted for inflation), which was entered in excess by HPDA. The second action for recovery was filed by the Company regarding the income tax for the same fiscal period that amounted to 33,265 at historical value (207,673 adjusted for inflation), which was entered in excess by the Company. These actions seek to recover the income tax entered by HPDA and the Company in accordance with the lack of application of the inflation-adjustment mechanism aforementioned. On September 12, 2019, the Company filed both actions with the Federal Contentious- Administrative Court against AFIP-DGI in accordance with Section 82, paragraph “c” of Law no. 11,683 (restated text 1998 as amended), as the term established in the second paragraph of Section 81 of such law had elapsed.

After adopting the Interpretation, the Group considered, based on the opinion of its legal advisors and considering the new guidelines introduced by IFRIC 23: 1) regarding the income tax 2014 determination stated in a), that it is probable that tax authorities will accept the Company’s position and, therefore, it is not required to record a liability under such item, and 2) regarding actions for recovery of income tax, except for the case of the action for recovery filed by HPDA for the fiscal period 2011, that it is also probable that tax authorities will accept the Company’s positions; therefore, an asset has been recognized for such actions.

Consequently, the Company has recognized an income for 756,526 regarding the adoption of IFRIC 23, with an impact on retained earnings at the beginning of this fiscal year, as it is established by the Interpretation, and an asset for 127,441 included in the item “Other non-financial assets” of Current Assets under “Income Tax Credits”.

IFRS issued but not yet effective

The following new and/or amended standards and interpretations have been issued but were not effective as of the date of issuance of these consolidated financial statements of the Group. In this sense, only the new and/or amended standards and interpretations that the Group expects to be applicable in the future are indicated. In general, the Group intends to adopt these standards, as applicable, when they become effective.

Amendments to IFRS 3: Definition of a business

In October 2018, IASB issued amendments to the definition of a business through IFRS 3 “Business combinations” to make it easier for companies to decide whether activities and assets they acquire are a business or not. The standard clarifies the minimum requirements for the existence of a business, removes the test on whether market participants can replace the missing elements; it adds a guide to help companies evaluate if an acquired process is significant; it reduces the definitions of a business and results, and it introduces an optional concentration test of reasonable value. New examples were provided together with the amendments.

Since amendments are applied prospectively to the transactions or other events that occur on the date of the first application or later, the Group shall not be affected by these amendments on the transition date.

Amendments to IAS 1 and to IAS 8: Definition of material

In October 2018, IASB issued amendments to IAS 1 “Presentation of Financial Statements” and to IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” to align the definition of “material” through the standards and to clarify certain aspects of the definition. The new definition establishes that: “Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.”

The amendment to the definition of material is not expected to have a significant impact on the consolidated financial statements of the Group.